Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	VIRTUS EQUITY TRUST
Entity Central Index Key	0000034273
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 31, 2020
Document Effective Date	Aug. 31, 2020
Prospectus Date	Aug. 31, 2020
Virtus KAR Equity Income Fund | Class R6
Prospectus:
Trading Symbol	VECRX
Virtus KAR Equity Income Fund | Class I
Prospectus:
Trading Symbol	PXIIX
Virtus KAR Equity Income Fund | Class C
Prospectus:
Trading Symbol	PGICX
Virtus KAR Equity Income Fund | Class A
Prospectus:
Trading Symbol	PDIAX